Share-Based Compensation (Details) - $ / shares			1 Months Ended		12 Months Ended
	Apr. 02, 2015	Jul. 01, 2014	Dec. 31, 2015	Jul. 31, 2014	Dec. 31, 2015
Share options
Share-Based Compensation
Options granted (in shares)	1,061,600	12,056,000
Options exercised (in dollars per share)	$ 1.00	$ 0.48
Expiration period of awards granted		10 years
Vesting period		3 years
2014 Plan
Share-Based Compensation
Ordinary shares initially authorized under the Plan			26,938,020	17,570,281	26,938,020
Percent of ordinary shares authorized to increase on each of the third, sixth and ninth anniversaries of the effective date				5.00%
Increase in ordinary shares authorized under the Plan			9,367,739
2014 Plan | Share options
Share-Based Compensation
Options granted (in shares)					1,061,600